Consolidated statement of financial position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 751,693	$ 1,270,838
Intangible assets	225,776	10,534,278
Right-of-use assets	484,362	815,646
Sublease receivables		553,029
Deferred tax assets	9,468,808	18,708,988
Total non current assets	10,930,639	31,882,779
Current assets
Trade and other receivables	5,327,877	14,815,432
Prepaid expenses and other current assets	2,142,194	3,298,377
Sublease receivables	571,022	648,523
Cash and cash equivalents	2,922,755	1,538,347
Current assets	10,963,848	20,300,679
Assets classified as held for sale	1,261	5,279,098
Total assets	21,895,748	57,462,556
EQUITY
Share capital	16,979	13,903
Share premium	347,295,152	343,435,529
Employee share scheme reserve	507,677	773,666
Foreign currency translation reserve	(11,466,066)	(4,347,257)
Reserve of disposal groups classified as held for sale	2,106,737	(492,474)
Accumulated losses	(329,506,304)	(332,562,780)
Equity attributable to equity holders of the Parent Company	8,954,175	6,820,587
Non-controlling interests	(3,039,317)	(4,191,394)
Total equity	5,914,858	2,629,193
Non-current liabilities
Provision for employees' end of service benefits		267,751
Derivative warrant liabilities	106,420	1,317,091
Deferred purchase price		194,093
Accounts payable, accruals and other payables.	83,961
Lease liabilities	1,021,716	1,592,111
Total non current liabilities	1,212,097	3,371,046
Current liabilities
Deferred purchase price	1,207,682	7,425,488
Accounts payable, accruals and other payables	7,829,837	33,418,502
Current tax liabilities	627,068	1,027,404
Due to related party	131,523
Lease liabilities	640,695	751,015
Total Current liabilities	10,436,805	42,622,409
Liabilities directly associated with assets classified as held for sale	4,331,988	8,839,908
Total liabilities	15,980,890	54,833,363
Total equity and liabilities	$ 21,895,748	$ 57,462,556